RELATED PARTY TRANSACTIONS - Additional Information (Details)		12 Months Ended
		Sep. 30, 2019 USD ($) item	Sep. 30, 2018 USD ($) item	Sep. 30, 2017 USD ($) item
Disclosure of transactions between related parties
Number of stock options granted		255,000	803,400	0
Share-based payments expense | $	[1]	$ 1,006,143	$ 1,429,053	$ 770,222
Dr. Otello Stampacchia
Disclosure of transactions between related parties
Number of stock options modified		0	73,000	0
Number of stock options granted		202,000	682,000	0
Amounts payable, related party transactions | $		$ 108,331	$ 128,035
CEO
Disclosure of transactions between related parties
Period of base salary paid upon termination without cause		1 year
Period of salary entitled if termination without cause occurs after or within 60 days prior to change of control event		18 months
COO & CMO
Disclosure of transactions between related parties
Period of base salary paid upon termination without cause		1 year
Period of salary entitled if termination without cause occurs within 18 months after a change of control event		18 months

[1]	Share-based payments to related parties represents the fair value of options granted and vested in the period to key management personnel net of expense reversed for options cancelled before vesting.